October 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Municipal Securities Trust (the “Trust”):
Form N-14 for the Reorganization of John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund into John Hancock Tax-Free Bond Fund

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Forms of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund, each a series of John Hancock Tax-Exempt Series Fund, for shares of John Hancock Tax-Free Bond Fund, a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on November 5, 2014.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3246 or Nicholas J. Kolokithas of John Hancock at (617) 663-4324.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano

Cc:    Nicholas J. Kolokithas